Revenues (Details) - Schedule of disaggregated by geographical region - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Americas
Total Revenues	[1]	$ 651,483	$ 607,219	$ 520,817
Total Americas [Member]
Americas
Total Revenues		415,428	388,323	343,477
Total EMEA [Member]
Americas
Total Revenues		141,660	130,296	101,584
Total Asia Pacific [Member]
Americas
Total Revenues	[1]	94,395	88,600	75,756
Systems [Member] | Total Americas [Member]
Americas
Total Revenues		130,959	124,311	98,884
Systems [Member] | Total EMEA [Member]
Americas
Total Revenues		53,527	42,077	29,584
Systems [Member] | Total Asia Pacific [Member]
Americas
Total Revenues		40,106	33,110	22,266
Consumables [Member] | Total Americas [Member]
Americas
Total Revenues		130,775	121,245	106,857
Consumables [Member] | Total EMEA [Member]
Americas
Total Revenues		61,703	61,192	48,521
Consumables [Member] | Total Asia Pacific [Member]
Americas
Total Revenues		35,054	35,623	33,670
Service [Member] | Total Americas [Member]
Americas
Total Revenues		153,694	142,767	137,736
Service [Member] | Total EMEA [Member]
Americas
Total Revenues		26,430	27,027	23,479
Service [Member] | Total Asia Pacific [Member]
Americas
Total Revenues		$ 19,235	$ 19,867	$ 19,820

[1]	Revenues are attributed to geographic areas based on the location of customer.